Subsequent Events (Details Narrative) 10K - USD ($)			1 Months Ended	12 Months Ended
	Feb. 12, 2015	Jan. 05, 2015	Feb. 28, 2015	Dec. 31, 2014	Jun. 30, 2015	May. 31, 2015	Apr. 13, 2015	Jul. 31, 2014
Warrants to purchase of common stock, shares				19,692	19,692			3,289,086
Warrants price per share				$ 4.00	$ 4.00
Debt face value						$ 500,000
James L. Davis and Michael J. Hanson [Member]
Debt interest rate				10.00%
Debt face value				$ 310,000
Debt maturity date				Jun. 30, 2015
James L. Davis [Member]
Warrants to purchase of common stock, shares					241,900
Warrants price per share					$ .44
Subsequent Event [Member] | James L. Davis [Member] | Lease Agreement [Member]
Maximum financing amount			$ 500,000
Warrants term			5 years
Warrants to purchase of common stock, shares			407,614
Warrants price per share			$ 1.15
Percentage of warrant vested and exercisable upon issuance			100.00%
Subsequent Event [Member] | Rod Jardine [Member] | 2014 Equity Incentive Plan [Member]
Stock option grants to purchase up to share	120,000
Stock option price per share	$ 1.00
Stock option vested description	These options vest one-third on the date of grant and one-third on the first two anniversaries of the grant date, and have a 5 year term from the grant date.
Stock option term	5 years
Subsequent Event [Member] | Board of Directors [Member] | Note Holders [Member]
Warrants to purchase of common stock, shares							821,250
Warrants price per share							$ 3.60
Warrants reduced exercise price per share							$ 1.40
Subsequent Event [Member] | Financing Commitment Letter [Member] | James L. Davis and Michael J. Hanson [Member]
Debt maturity date description			extend from January 31, 2015 to January 31, 2016
Repayment of principal advances plus interest			$ 450,000
Debt interest rate			10.00%
Subsequent Event [Member] | Employment Agreement [Member] | Bruce Whitmore [Member]
Agreement renewals term		1 year
Base salary		$ 197,550
Subsequent Event [Member] | Employment Agreement [Member] | Bruce Whitmore [Member] | January 5, 2016 [Member]
Number of shares purchasable under the option vested immediately		58,333
Subsequent Event [Member] | Employment Agreement [Member] | Bruce Whitmore [Member] | January 5, 2017 [Member]
Number of shares purchasable under the option vested immediately		58,333
Subsequent Event [Member] | Employment Agreement [Member] | Bruce Whitmore [Member] | Stock Incentive Plan [Member]
Stock option grants to purchase up to share		175,000
Stock option price per share		$ 1.50
Number of shares purchasable under the option vested immediately		58,333